Long-Term Debt, net	12 Months Ended
Dec. 31, 2021
Long-Term Debt, net
Long-Term Debt, net

10. Long-Term Debt, net

Long-term debt consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	December 31, 2021	December 31, 2020
Citibank/Natwest $815 mil. Facility	$774,250	—
Senior unsecured notes	300,000	—
Macquarie Bank $58 mil. Facility	45,600	$56,000
SinoPac $13.3 mil. Facility	10,800	12,800
Eurobank $30.0 mil. Facility	21,375	—
Fair value of debt adjustment	(9,990)	(14,304)
The Royal Bank of Scotland $475.5 mil. Facility	—	433,412
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility	—	351,759
Citibank $114 mil. Facility	—	63,061
Credit Suisse $171.8 mil. Facility	—	101,254
Citibank – Eurobank $37.6 mil. Facility	—	17,669
Club Facility $206.2 mil.	—	124,427
Sinosure Cexim - Citibank - ABN Amro $203.4 mil. Facility	—	20,340
Citibank $123.9 mil. Facility	—	85,280
Citibank $120 mil. Facility	—	93,742
Comprehensive Financing Plan exit fees accrued	—	22,660
Total long-term debt	$1,142,035	$1,368,100
Less: Deferred finance costs, net	(28,369)	(25,093)
Less: Current portion	(95,750)	(155,662)
Total long-term debt net of current portion and deferred finance cost	$1,017,916	$1,187,345

Each of the credit facilities except for Senior unsecured notes are collateralized by first preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels, stock pledges and benefits from corporate guarantees. The Company was in compliance with the financial covenants contained in the credit facilities agreements as of December 31, 2021 and December 31, 2020. As of December 31, 2021, fifty-six of the Company’s vessels having a net carrying value of $1,842.7 million as of December 31, 2021, were subject to first preferred mortgages as collateral to the Company’s credit facilities other than Senior unsecured notes.

As of December 31, 2021, there was no remaining borrowing availability under the Company’s credit facilities. The weighted average interest rate on long-term borrowings (including leaseback obligations) for the years ended December 31, 2021, 2020 and 2019 was 4.4%, 4.6% and 6.1%, respectively. Total interest paid (including interest on leaseback obligations) during the years ended December 31, 2021, 2020 and 2019 was $42.8 million, $35.2 million and $54.9 million, respectively. The total amount of interest cost incurred and expensed (including interest on leaseback obligations) in 2021 was $53.1 million (2020: $36.7 million, 2019: $55.2 million).

10. Long-Term Debt, net (Continued)

2021 Refinancing

On April 12, 2021, the Company consummated the refinancing of the 2018 Credit Facilities. The Company utilized the proceeds from the new $815 million facility with Citibank/NatWest, the proceeds from the new $135 million sale and leaseback agreement with Oriental Fleet and the net proceeds from the $300 million Senior Notes, to refinance the existing 2018 facilities. The Citibank/Natwest $815 million senior secured credit facility with four-year term is repayable in sixteen quarterly instalments of $20.4 million starting from July 12, 2021 together with a balloon payment of $489.0 million at maturity. The credit facility bears interest at LIBOR plus a margin of 2.50%. The Citibank/Natwest $815 million senior secured credit facility contains a requirement to maintain minimum fair market value of collateral vessels to loan value coverage of 120% and financial covenants requiring to maintain the following:

(i)	minimum liquidity of $30.0 million;
(ii)	maximum consolidated debt (less cash and cash equivalents) to consolidated EBITDA ratio of 6.5x; and
(iii)	minimum consolidated EBITDA to net interest expense ratio of 2.5x.

The Company fully repaid Sinosure Cexim – Citibank – ABN Amro facility on March 18, 2021. The vessels CMA CGM Tancredi, CMA CGM Samson and CMA CGM Bianca previously mortgaged by this facility, together with CMA CGM Melisande and CMA CGM Attila, were refinanced through a new $135 million sale and leaseback arrangement with Oriental Fleet on April 12, 2021. Refer to Note 5 “Fixed Assets, net & Right-of-use Assets”.

On February 11, 2021, the Company issued in a private placement, $300.0 million aggregate principal amount of senior unsecured notes, which bear interest at a fixed rate of 8.50% per annum and mature on March 1, 2028. At any time on or after March 1, 2024, March 1, 2025 and March 1, 2026 the Company may elect to redeem all or any portion of the notes, respectively, at a price equal to 104.25%, 102.125% and 100%, respectively, of the principal amount being redeemed. Prior to March 1, 2024 the Company may redeem up to 35% of the aggregate principal of the notes from equity offering proceeds at a price equal to 108.50% within 90 days after the equity offering closing. Interest payments on the notes are payable semi-annually commencing on September 1, 2021. $9.0 million of bond issuance costs were deferred over the life of the bond and recognized through the new effective interest method. Net proceeds from the senior unsecured notes amounting to $294.4 million were placed in an escrow account in February 2021 and on April 12, 2021 were used, together with the net proceeds from the $815 million credit facility and the $135 new sale and leaseback arrangement to refinance the Company’s 2018 Credit Facilities.

Additionally, on July 1, 2021, the Company assumed outstanding principal of a Eurobank facility from Gemini related to the vessels Belita, Leo C and Catherine C. The assumed balance of $23.1 million is payable in thirteen consecutive quarterly instalments and a balloon payment of $13.5 million payable through August 2024 - see also Note 3 “Acquisitions”. This credit facilities’ financial covenants were amended to require the maintenance of the same financial covenants as the Citibank/Natwest $815 million senior secured credit facility.

Accounting for the 2021 Refinancing

The outstanding loan balances, exit fees and deferred financing fees related to the lenders (other than Citibank and Natwest (Royal Bank of Scotland)) under the Company’s 2018 Credit Facilities were fully repaid and accounted for under the extinguishment accounting.

10. Long-Term Debt, net (Continued)

The present value of the cash flows for the Citibank and Natwest (Royal Bank of Scotland) facilities were not substantially different from the present value of the remaining cash flows under the terms of the original instruments prior to the debt refinancing for each of the lenders, and, as such, the Company accounted for the debt refinancing as a modification. Legal and other fees related to the refinancing of $2.3 million were recorded in the income statement under the gain on debt extinguishment and $15.6 million of loan arrangement fees were deferred over the life of the facility and recognized through the new effective interest method. Additional fees related to Citibank and Natwest (Royal Bank of Scotland) amounting to $12.0 million at the date of the refinancing, replaced the existing accrued exit fees due under the 2018 Credit Facilities and are payable in eight quarterly instalments. An outstanding amount of $6.0 million is presented under “Other current liabilities” and $3.0 million under “Other long-term liabilities” as of December 31, 2021.

Accumulated accrued interest related to the prior HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility amounting to $75.3 million as of April 12, 2021 and which was fully refinanced, will no longer require any future cash interest payments and therefore, was recognized in the income statement under the gain on debt extinguishment. Accumulated accrued interest related to the Royal Bank of Scotland $475.5 mil. Facility, which was refinanced by the Natwest part of the Citibank/Natwest facility was partially extinguished and accounted for under modification accounting resulting in a gain of $35.6 million related to the accumulated accrued interest that will not require any future cash interest payments. The remaining amount of $33.3 million as of April 12, 2021 will continue to be recognized in the income statement over the remaining life of the original loan as the future interest is paid. The 2021 Refinancing resulted in a total net gain on debt extinguishment of $111.6 million separately recognized in the Consolidated Statement of Income in the year ended December 31, 2021.

2020 Credit Facilities

On April 8, 2020, the vessel owning companies Rewarding International Shipping Inc. and Blackwell Seaways Inc. entered into a loan agreement with Macquarie Bank for an amount up to $24.0 million drew down in full on April 9, 2020 (“the First Tranche”). The loan was used to partially finance the acquisition costs of two acquired vessels Niledutch Lion and Phoebe. Additionally, on December 11, 2020, the vessel owning companies Oceancarrier (No.2) Corp. and Oceancarrier (No.3) Corp. drew down another tranche of the loan amounting to $34.0 million (“the Second Tranche”), which was used to partially finance the acquisition costs of another two acquired vessels Bremen and C Hamburg owned by these vessel owning companies. The loan facility is secured by the liens on these vessels and is guaranteed by Danaos. The loan bears interest at LIBOR plus 3.9% margin for the First Tranche and LIBOR plus 3.75% for the Second Tranche. The First Tranche is repayable in nineteen quarterly instalments starting from September 30, 2020 over a five year period with a balloon payment at maturity amounting to $10.4 million. The Second Tranche is repayable in nineteen quarterly instalments starting from March 31, 2021 over a five year period with a balloon payment at maturity amounting to $15.2 million. This credit facilities’ financial covenants were amended to require the maintenance of the same financial covenants as the Citibank/Natwest $815 million senior secured credit facility. Additionally, it contains quarterly financial covenant requiring the vessel owning companies to maintain maximum loan to fair value of the collateralized vessels cover of 65% or to provide additional securities, if necessary, and to maintain minimum working capital of $1 million per vessel.

On July 2, 2020, the Company’s subsidiary Oceancarrier (No.1) Corp. drew down a loan with SinoPac, which is guaranteed by Danaos, for an amount of $13.3 million. The loan was used to partially finance the acquisition costs of the acquired vessel Charleston owned by this vessel owning company, a lien on which vessel secures this loan agreement. The loan bears interest at LIBOR plus 3.75% margin and is repayable in nineteen quarterly instalments starting three months after the drawn down over a five year period of the loan with a balloon payment at maturity amounting to $3.8 million. This facility contains financial covenant requiring Oceancarrier (No.1) to maintain minimum collateral of the aggregate fair market value of the vessel Charleston or other collateral, if necessary, of at least 120% of the loan balance tested semi-annually.

10. Long-Term Debt, net (Continued)

Principal Payments

The scheduled debt maturities of long-term debt subsequent to December 31, 2021 are as follows (in thousands):

Principal
Payments due by period ended	repayments
December 31, 2022	$95,750
December 31, 2023	90,700
December 31, 2024	103,275
December 31, 2025	562,300
December 31, 2026	—
Thereafter	300,000
Total long-term debt	$1,152,025